Interim Condensed Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Issued capital [member]	Reserve of exchange differences on translation [member]	Statutory and non-distributable reserves [member]	Other reserves [member]	Retained earnings [member]	Proposed final dividend [member]	Equity attributable to owners of parent [member]
Balance at Dec. 31, 2017		¥ 43,081	¥ (12,638)	¥ 70,000	¥ 4,104	¥ 263,380	¥ 10,830	¥ 378,757
Profit for the period	¥ 25,477					25,477		25,477
Other comprehensive income, net of tax	3,052		2,241		811			3,052
Total comprehensive income			2,241		811	25,477		28,529
Final dividend						(463)	(10,830)	(11,293)
Balances at Jun. 30, 2018		43,081	(10,397)	70,000	4,915	288,394		395,993
Balance at Dec. 31, 2018	417,365	43,081	(4,000)	70,000	4,478	288,585	15,221	417,365
Profit for the period	30,253					30,253		30,253
Other comprehensive income, net of tax	(1,042)		514		(1,556)			(1,042)
Total comprehensive income			514		(1,556)	30,253		29,211
Final dividend						(489)	¥ (15,221)	(15,710)
Balances at Jun. 30, 2019	¥ 430,866	¥ 43,081	¥ (3,486)	¥ 70,000	¥ 2,922	¥ 318,349		¥ 430,866